                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-03210

                        LINCOLN NATIONAL BOND FUND, INC.
               (Exact name of registrant as specified in charter)

                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
               (Address of principal executive offices) (Zip code)

                            Elizabeth Frederick, Esq.
                     Lincoln National Life Insurance Company
                            1300 South Clinton Street
                            Fort Wayne, Indiana 46802
                     (Name and address of agent for service)

                        Copies of all communications to:
                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                              1775 Eye Street, N.W.
                              Washington, D.C. 2006

Registrant's telephone number, including area code: (260) 455-2000

Date of fiscal year end: December 31, 2002

Date of reporting period: January 1, 2002 through December 31, 2002

                                   BOND FUND

                           [DELAWARE INVESTMENT LOGO]

                               Lincoln National
                               Bond Fund, Inc.
                               Annual Report
                               December 31, 2002

LINCOLN NATIONAL BOND FUND, INC.

INDEX

COMMENTARY
STATEMENT OF NET ASSETS
STATEMENT OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
OFFICER/DIRECTOR INFORMATION

LINCOLN NATIONAL
BOND FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
For the year ended December 31, 2002

Managed by:

                                                     [DELAWARE INVESTMENTS LOGO]

The Lincoln National Bond Fund had a return of 10.1% for the year ended December 31, 2002, while its benchmark, the Lehman Brothers Government/Credit Index*, returned 11.0%.

This past year was one of the most turbulent years on record for U.S. capital markets. The same list of anxieties that were on investors' minds at the end of 2001 (sluggish economy, stock market instability, corporate governance, global terrorism and war with Iraq) lingered throughout 2002. Corporate and mortgage-backed spreads rose to historical highs during the year, while mortgage rates fell to 40 year lows raising prepayment concerns. Corporate governance continued to be an issue as evidenced by the SEC's August 14th deadline for corporate officers to validate their firm's financial statements. In an effort to boost consumer confidence, the Federal Reserve cut the Fed Funds rate 50 basis points in November (to 1.25%) after holding it steady throughout the year.

The Fund's exposure to lower quality sectors of the fixed income market (corporates and high yield), as well as an underweight in the government sector, were the main drivers of the relative underperformance. During the second and third quarters, corporate bond spreads, both investment grade and high yield, widened dramatically as investors' risk aversion increased. However superior security selection helped to limit the downside. As the year came to a close, investors' appetite for risk increased and, as a result, corporate bond spread tightened dramatically. Enterprise Rent-A-Car and Wendy's International were examples of securities that added to the Fund's performance during the year, while investment in Delta Air Lines and Continental Airlines detracted from performance as the airline industry continued to struggle.

Ryan Brist

Growth of $10,000 invested 1/1/93 through 12/31/02

[CHART]

This chart illustrates, hypothetically, that $10,000 was invested in the Bond Fund on 1/1/93. As the chart shows, by December 31, 2002, the value of the investment at net asset value, with any dividends and distributions reinvested, would have grown to $20,220. For comparison, look at how the Lehman Brothers Government/Credit Index did over the same period. The same $10,000 investment would have grown to $20,828. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

Average annual return             Ended
on investment                     12/31/02
------------------------------------------
One Year                          +10.13%
------------------------------------------
Five Years                        + 7.15%
------------------------------------------
Ten Years                         + 7.29%
------------------------------------------

 * Lehman Brothers Government/Credit Index - Measures performance of diversified, investment grade, bond issues.

                                  Bond Fund  1

LINCOLN NATIONAL
BOND FUND, INC.

STATEMENT OF NET ASSETS
December 31, 2002

AGENCY COLLATERALIZED MORTGAGE           Principal     Market
OBLIGATIONS - 3.07%                      Amount        Value
-------------------------------------------------------------------
    Fannie Mae 2002-70 QD
      5.50% 6/25/26                      $ 1,510,000   $  1,585,500
    Fannie Mae 2003-WI IAI
      6.50% 12/25/42 TBA                   5,105,000      5,387,370
    Freddie Mac 2303 CW
      8.50% 11/15/24                       1,644,461      1,698,921
    Freddie Mac 2346 PC
      6.50% 12/15/13                      10,885,000     11,384,796
    GNMA 2002-61 BA
      4.648% 3/16/26                       1,700,000      1,742,417
    GNMA 2002-62 B
      4.763% 1/16/25                       1,770,000      1,815,702
-------------------------------------------------------------------
TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $23,277,607)                                     23,614,706
-------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES - 7.38%
-------------------------------------------------------------------
    Fannie Mae Pool 253037
      7.50% 2/1/30                           558,484        593,564
    Fannie Mae Pool 253183
      7.50% 4/1/30                           456,275        485,077
    Fannie Mae Pool 254260
      6.00% 4/1/17                         4,540,619      4,753,460
    Fannie Mae Pool 254261
      6.50% 4/1/17                         1,479,716      1,562,025
    Fannie Mae Pool 609505
      7.50% 10/1/31                        2,947,048      3,130,317
    Fannie Mae Pool 634750
      6.50% 3/1/17                         7,084,096      7,478,149
    Fannie Mae Pool 677337
      6.00% 1/1/33                         5,050,000      5,229,906
    Fannie Mae
      5.00% 1/1/18 TBA                     2,690,000      2,755,569
      5.50% 1/1/33 TBA                     5,535,000      5,645,700
      6.00% 1/1/33 TBA                    15,415,000     15,935,257
      6.50% 1/1/18 to 1/1/33 TBA             810,000        851,811
    Freddie Mac
      5.50% 1/15/33 TBA                    8,250,000      8,409,844
-------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
  (Cost $55,942,321)                                     56,830,679
-------------------------------------------------------------------

AGENCY OBLIGATIONS - 11.96%
-------------------------------------------------------------------
    Fannie Mae
      2.875% 10/15/05                     45,210,000     46,099,688
      4.75% 6/18/07                        3,325,000      3,475,736
    Freddie Mac
      3.25% 11/15/04                      22,530,000     23,171,699
      3.50% 9/15/07                        5,605,000      5,727,934
      5.25% 1/15/06                        8,610,000      9,360,112
      6.25% 7/15/32                        3,720,000      4,229,246
-------------------------------------------------------------------
TOTAL AGENCY OBLIGATIONS
  (Cost $90,131,923)                                     92,064,415
-------------------------------------------------------------------
ASSET-BACKED SECURITIES - 2.43%
-------------------------------------------------------------------
    Ameriquest Mortgage Securities
      2002-1 M4
      3.62% 5/25/32                        1,400,000      1,247,260
    DVI Receivables 2001-1 A4
      5.808% 4/11/09                       2,500,000      2,624,724

                                         Principal     Market
ASSET-BACKED SECURITIES (CONT'D)         Amount        Value
-------------------------------------------------------------------
    Freddie Mac Structured Pass Through
      Securities T-50 A3
      2.182% 9/27/07                     $ 2,300,000   $  2,293,891
    GSAMP Trust 2002-WFN
      8.25% 10/20/32                       1,545,409      1,529,472
    MBNA Credit Card Master Note 2001-A1
      A1
      5.75% 10/15/08                       1,950,000      2,132,412
    Morgan Stanley Dean Witter
      2001-NC3N N
      12.75% 10/25/31                      1,594,825      1,626,721
    Novastar Capital Trust 2002-C1 A
      7.15% 9/25/31                        1,367,362      1,367,362
    Option One Mortgage Securities
      2002-2A Certificates
      8.83% 6/26/32                          541,404        540,051
    Peoplefirst.com Auto Receivables
      Owner Trust Series 2000-2 A4
      6.43% 9/15/07                        1,500,000      1,541,719
    Sharp Net Interest Margin Trust
      2002-HE2N N
      9.50% 10/25/32                       1,985,225      1,978,323
    Sky Financial Medical 2001-B
      5.55% 7/15/12                        1,784,033      1,829,234
-------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
  (Cost $18,509,497)                                     18,711,169
-------------------------------------------------------------------

COMMERCIAL MORTGAGE-BACKED
SECURITIES - 2.73%
-------------------------------------------------------------------
    Commercial Mortgage Series 2000-C1
      A1
      7.206% 8/15/33                       2,722,337      3,035,139
    CS First Boston Mortgage Securities
      2001-CK3 A2
      6.04% 6/15/34                        1,545,000      1,686,425
    CS First Boston Mortgage Securities
      2002-34 1A1
      7.50% 12/25/32                       4,845,000      5,105,418
    First Union National Bank Commercial
      Mortgage Series 2002-C1 A2
      6.141% 2/12/34                       4,290,000      4,747,063
    J.P. Morgan Chase Commercial
      Mortgage 2002-C2 A2
      5.05% 12/12/34                       1,935,000      1,994,184
    Merrill Lynch Mortgage Trust
      2002-MW1 J
      5.695% 7/12/34                         749,500        623,359
    Prudential Securities 1998-C1
      7.387% 5/15/13                       2,165,000      1,797,542
    Wachovia Bank Commercial Mortgage
      Trust 2002-C1A H
      6.29% 4/15/34                        1,359,250      1,240,180
    Wachovia Bank Commercial Mortgage
      Trust 2002-C1A J
      6.29% 4/15/34                          933,500        829,228
-------------------------------------------------------------------
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
  (Cost $19,790,360)                                     21,058,538
-------------------------------------------------------------------

CORPORATE BONDS - 42.52%
-------------------------------------------------------------------
AUTOMOBILES & AUTOMOTIVE PARTS - 0.74%
-------------------------------------------------------------------
    Ford Motor
      7.45% 7/16/31                        6,500,000      5,669,359
**  Venture Holdings
      12.00% 6/1/09                          365,000         16,425
-------------------------------------------------------------------
                                                          5,685,784

                                  Bond Fund  2

                                         Principal     Market
BANKING, FINANCE & INSURANCE - 12.43%    Amount        Value
-------------------------------------------------------------------
+   AON 144A
      3.025% 1/15/03                     $ 1,610,000   $  1,609,791
      7.375% 12/14/12                      4,850,000      5,073,517
    Bank of Hawaii
      6.875% 6/1/03                        1,565,000      1,595,629
    Bear Stearns
      4.00% 1/31/08                        3,560,000      3,592,012
    Citigroup
      5.625% 8/27/12                       4,475,000      4,714,153
    Countrywide
      5.25% 6/15/04                        2,825,000      2,939,201
    Credit Suisse First Boston USA
      4.625% 1/15/08                       2,725,000      2,765,303
      5.75% 4/15/07                          855,000        916,130
    Deluxe
      5.00% 12/15/12                       2,770,000      2,827,544
+   Erac USA Finance 144A
      7.35% 6/15/08                        7,785,000      8,775,610
    Ford Motor Credit
      6.875% 2/1/06                          715,000        716,741
      7.875% 6/15/10                         665,000        670,097
    General Electric Capital
      4.25% 1/28/05                           25,000         26,124
      5.45% 1/15/13                        3,290,000      3,424,041
    GMAC
      6.75% 1/15/06                        1,900,000      1,969,018
      6.875% 8/28/12                       6,070,000      5,993,900
      7.00% 2/1/12                         1,975,000      1,986,662
      8.00% 11/1/31                        5,370,000      5,414,447
    Goldman Sachs
      5.50% 11/15/14                       3,345,000      3,378,905
    MBNA America Bank
      5.375% 1/15/08                       1,345,000      1,381,487
      7.125% 11/15/12                      2,410,000      2,526,564
    Morgan Stanley Dean Witter
      6.60% 4/1/12                         7,440,000      8,260,349
    PNC Financial Group
      7.50% 11/1/09                        3,660,000      4,228,775
+   PSE&G Capital 144A
      6.25% 5/15/03                        3,220,000      3,268,503
    Regions Financial
      6.375% 5/15/12                       8,345,000      9,323,526
    XL Capital
      6.50% 1/15/12                        2,065,000      2,239,817
+   Zurich Capital Trust I 144A
      8.376% 6/1/37                        6,700,000      6,185,695
-------------------------------------------------------------------
                                                         95,803,541
CABLE, MEDIA & PUBLISHING - 3.57%
-------------------------------------------------------------------
    AOL Time Warner
      5.625% 5/1/05                        1,275,000      1,304,644
      7.70% 5/1/32                         4,975,000      5,196,144
    Charter Communications
      10.75% 10/1/09                         750,000        343,125
    Liberty Media
      7.75% 7/15/09                        3,275,000      3,544,686
      8.25% 2/1/30                         1,345,000      1,419,303
    Scholastic
      5.75% 1/15/07                        2,155,000      2,301,743
    Thomson
      5.75% 2/1/08                         2,470,000      2,688,578
    USA Interactive
      7.00% 1/15/13                        7,095,000      7,349,596
    USA Networks
      6.75% 11/15/05                       3,190,000      3,342,779
-------------------------------------------------------------------
                                                         27,490,598
                                         Principal     Market
CHEMICALS - 0.93%                        Amount        Value
-------------------------------------------------------------------
    Solutia
      6.72% 10/15/37                     $ 2,071,000   $  1,566,194
      11.25% 7/15/09                       4,205,000      3,558,481
    Valspar
      6.00% 5/1/07                         1,920,000      2,043,782
-------------------------------------------------------------------
                                                          7,168,457
CONSUMER PRODUCTS - 0.79%
-------------------------------------------------------------------
    American Greetings
      11.75% 7/15/08                       1,280,000      1,408,000
+   Fortune Brands 144A
      7.125% 11/1/04                       2,075,000      2,234,835
    Maytag
      6.875% 12/1/06                       2,210,000      2,442,200
-------------------------------------------------------------------
                                                          6,085,035
ELECTRONICS & ELECTRICAL EQUIPMENT - 0.24%
-------------------------------------------------------------------
    Johnson Controls
      5.00% 11/15/06                         395,000        418,253
    Nisource Finance
      7.50% 11/15/03                       1,390,000      1,401,255
-------------------------------------------------------------------
                                                          1,819,508
ENERGY - 5.89%
-------------------------------------------------------------------
    Apache Financial Property
      7.00% 3/15/09                           10,000         11,518
+   Colonial Pipeline 144A
      7.63% 4/15/32                        2,815,000      3,370,636
    ConocoPhillips
      5.90% 10/15/32                       2,470,000      2,464,539
+   Equitable Resources 144A
      5.15% 11/15/12                       2,255,000      2,266,539
    Kerr-McGee
      5.875% 9/15/06                       2,315,000      2,511,881
    Marathon Oil
      5.375% 6/1/07                        5,735,000      6,053,775
      9.125% 1/15/13                       2,335,000      2,938,268
    National Fuel Gas
      7.30% 2/18/03                        1,590,000      1,599,371
    Northern Border Pipeline
      6.25% 5/1/07                         2,190,000      2,299,747
    Occidental Petroleum
      5.875% 1/15/07                       3,515,000      3,803,437
    Oneok
      7.75% 8/15/06                        2,255,000      2,491,071
    Sempra Energy
      6.80% 7/1/04                         2,445,000      2,548,015
+   Transcontinental Gas Pipeline 144A
      8.875% 7/15/12                       5,820,000      5,849,101
    Transocean Sedco Forex
      6.75% 4/15/05                          955,000      1,032,437
    Union Oil Company of California
      6.375% 2/1/04                        1,485,000      1,544,379
    Valero Energy
      6.125% 4/15/07                       1,370,000      1,417,172
    Western Atlas
      7.875% 6/15/04                       2,665,000      2,867,793
    Williams Series A
      7.50% 1/15/31                          415,000        261,450
-------------------------------------------------------------------
                                                         45,331,129
FOOD, BEVERAGE & TOBACCO - 2.04%
-------------------------------------------------------------------
    Delhaize America
      8.125% 4/15/11                       2,020,000      1,957,229
      9.00% 4/15/31                          460,000        424,224
    DiGiorgio
      10.00% 6/15/07                         775,000        765,313
    Kroger
      8.15% 7/15/06                        3,302,000      3,738,656
    PepsiAmericas
      3.875% 9/12/07                       2,925,000      2,975,330
    Perkins Family Restaurant
      10.125% 12/15/07                     1,250,000      1,093,750

                                  Bond Fund  3

                                         Principal     Market
FOOD, BEVERAGE & TOBACCO (CONT'D)        Amount        Value
-------------------------------------------------------------------
    UST
      8.80% 3/15/05                      $   475,000   $    530,312
+   UST 144A
      6.625% 7/15/12                       3,895,000      4,251,147
-------------------------------------------------------------------
                                                         15,735,961
INDUSTRIAL MACHINERY - 2.42%
-------------------------------------------------------------------
    Fort James
      6.625% 9/15/04                       1,775,000      1,730,625
    Nabors Holdings
      4.875% 8/15/09                       3,220,000      3,328,057
    Nabors Industries
      5.375% 8/15/12                       4,825,000      4,952,211
      6.80% 4/15/04                        1,640,000      1,728,266
    Norsk Hydro
      6.70% 1/15/18                           15,000         16,250
    Textron
      6.375% 11/15/08                        950,000      1,056,713
    USX
      9.375% 2/15/12                       3,285,000      4,131,863
    York International
      6.625% 8/15/06                       1,595,000      1,702,921
-------------------------------------------------------------------
                                                         18,646,906
LEISURE, LODGING & ENTERTAINMENT - 0.23%
-------------------------------------------------------------------
    Lodgenet Entertainment
      10.25% 12/15/06                      1,800,000      1,737,000
-------------------------------------------------------------------
                                                          1,737,000
METALS & MINING - 1.43%
-------------------------------------------------------------------
    Alcan 7.25% 3/15/31                    3,360,000      3,997,523
    Newmont Gold
      8.91% 1/5/09                           532,431        613,803
    Newmont Mining
      8.625% 5/15/11                       5,475,000      6,406,248
-------------------------------------------------------------------
                                                         11,017,574
PACKAGING & CONTAINERS - 0.07%
-------------------------------------------------------------------
    Portola Packaging
      10.75% 10/1/05                         510,000        517,650
-------------------------------------------------------------------
                                                            517,650
RETAIL - 1.59%
-------------------------------------------------------------------
    Lowe's
      7.50% 12/15/05                       2,980,000      3,400,502
    Target
      5.875% 3/1/12                           10,000         10,861
    Wendy's International
      6.20% 6/15/14                        2,425,000      2,697,398
      6.25% 11/15/11                       3,995,000      4,407,208
      6.35% 12/15/05                       1,555,000      1,702,453
-------------------------------------------------------------------
                                                         12,218,422
TELECOMMUNICATIONS - 4.13%
-------------------------------------------------------------------
    AT&T
      6.50% 11/15/06 to 3/15/13            5,380,000      5,668,545
    AT&T Broadband
      8.375% 3/15/13                       2,255,000      2,566,918
    AT&T Wireless
      7.875% 3/1/11                        2,920,000      2,939,838
      8.125% 5/1/12                        1,755,000      1,767,199
    Citizens Communications
      6.375% 8/15/04                       2,180,000      2,234,607
    Insight Midwest
      10.50% 11/1/10                       1,160,000      1,133,900
+   International Telecom Satellite 144A
      7.625% 4/15/12                         645,000        662,990
+   PanAmSat 144A
      8.50% 2/1/12                         1,750,000      1,680,000
+   Singapore Telecommunications 144A
      6.375% 12/1/11                       3,860,000      4,151,238
      7.375% 12/1/31                       2,635,000      2,893,159

                                         Principal     Market
TELECOMMUNICATIONS (CONT'D)              Amount        Value
-------------------------------------------------------------------
    Sprint Capital
      6.875% 11/15/28                    $ 2,710,000   $  2,188,490
      8.375% 3/15/12                       1,965,000      1,958,895
    Verizon Wireless
      5.375% 12/15/06                      1,860,000      1,945,182
-------------------------------------------------------------------
                                                         31,790,961
TEXTILES, APPAREL & FURNITURE - 0.16%
-------------------------------------------------------------------
*   J Crew
      13.125% 10/15/08                     2,225,000      1,212,625
-------------------------------------------------------------------
                                                          1,212,625
TRANSPORTATION & SHIPPING - 0.60%
-------------------------------------------------------------------
+   Air 2 US 144A
      8.027% 10/1/19                         426,137        276,678
    American Airlines
      6.817% 5/23/11                       2,315,000      1,988,793
    Continental Airlines
      7.033% 6/15/11                         492,424        330,303
    Delta Air Lines
      7.299% 9/18/06                       2,735,000      2,056,966
-------------------------------------------------------------------
                                                          4,652,740
UTILITIES - 5.26%
-------------------------------------------------------------------
    Avista
      7.75% 1/1/07                         2,290,000      2,362,087
      9.75% 6/1/08                           620,000        613,012
    Carolina Power & Light
      6.50% 7/15/12                        2,115,000      2,316,435
    Consumers Energy
      6.00% 3/15/05                        1,400,000      1,388,449
      6.20% 5/1/08                         1,000,000        991,298
    Detroit Edison
      5.05% 10/1/05                        3,000,000      3,179,679
+   El Paso 144A
      8.375% 6/15/32                         695,000        519,131
    First Energy
      6.45% 11/15/11                       1,360,000      1,355,694
    Florida Power
      8.00% 12/1/22                        3,130,000      3,267,087
+   Illinois Power 144A
      11.50% 12/15/10                      1,580,000      1,532,600
+   Nevada Power 144A
      10.875% 10/15/09                       710,000        720,650
+   Northern States Power 144A
      8.00% 8/28/12                        1,905,000      2,163,267
    Oncor Electric
      7.25% 1/15/33                        3,520,000      3,595,753
    PSEG National Energy
      8.625% 2/15/08                       2,070,000      1,730,477
    PSEG Power
      8.625% 4/15/31                          20,000         21,607
    Public Service Company of Colorado
      6.00% 4/15/03                        1,215,000      1,221,125
+   Public Service Company of Colorado
      144A
      7.875% 10/1/12                       2,190,000      2,448,924
    Scana
      7.44% 10/19/04                       3,000,000      3,249,762
    Southern Company Capital Funding
      5.30% 2/1/07                         2,790,000      2,957,526
    Tennessee Gas Pipeline
      8.375% 6/15/32                       5,580,000      4,868,968
-------------------------------------------------------------------
                                                         40,503,531
-------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $312,642,335)                                   327,417,422
-------------------------------------------------------------------


                                  Bond Fund  4

                                         Principal     Market
FOREIGN BONDS - 0.39%                    Amount        Value
-------------------------------------------------------------------
CHILE - 0.02%
-------------------------------------------------------------------
    Banco Santander - Chile
      6.50% 11/1/05                      $   150,000   $    159,482
-------------------------------------------------------------------
                                                            159,482
SWEDEN - 0.37%
-------------------------------------------------------------------
+   Nordea Bank Sweden 144A
      5.25% 11/30/12                       2,810,000      2,865,068
-------------------------------------------------------------------
                                                          2,865,068
-------------------------------------------------------------------
TOTAL FOREIGN BONDS
  (Cost $2,959,708)                                       3,024,550
-------------------------------------------------------------------

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION - 0.08%
-------------------------------------------------------------------
    ARC Net Interest Margin Trust
      2002-5A A
      7.75% 7/27/32                          634,820        628,472
-------------------------------------------------------------------
TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION
  (Cost $630,736)                                           628,472
-------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS - 27.81%
-------------------------------------------------------------------
    U.S. Treasury Bond
      5.375% 2/15/31                      79,045,000     86,196,121
    U.S. Treasury Inflation Index Notes
      3.00% 7/15/12                        2,572,054      2,734,013
      3.375% 4/15/32                       2,314,764      2,671,023
      3.625% 1/15/08                      10,820,144     11,875,119
    U.S. Treasury Notes
      2.00% 11/30/04                      57,060,000     57,550,374
      2.125% 10/31/04                     15,890,000     16,070,018
      3.00% 11/15/07                      12,250,000     12,401,214
      4.00% 11/15/12                      24,285,000     24,636,015
-------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $205,121,126)                                   214,133,897
-------------------------------------------------------------------

                                         Number of
PREFERRED STOCK - 0.27%                  Shares
-------------------------------------------------------------------
+   Centaur Funding 144A 9.08%                 2,105      2,081,978
-------------------------------------------------------------------
TOTAL PREFERRED STOCK
  (Cost $2,160,556)                                       2,081,978
-------------------------------------------------------------------

WARRANTS - 0.00%
-------------------------------------------------------------------
+++ Solutia                                    4,350             44
-------------------------------------------------------------------
TOTAL WARRANTS
  (Cost $370,046)                                                44
-------------------------------------------------------------------

                                         Principal     Market
COMMERCIAL PAPER - 6.39%                 Amount        Value
-------------------------------------------------------------------
    UBS Finance
      1.20% 1/2/03                       $49,225,000   $ 49,223,359
-------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $49,223,359)                                     49,223,359
-------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 105.03%
  (Cost $780,759,574)                                   808,789,229
-------------------------------------------------------------------
Liabilities Net of Receivables and Other
  Assets - (5.03%)                                      (38,769,412)++
-------------------------------------------------------------------
NET ASSETS - 100.00%
(Equivalent to $12.989 per share based
  on 59,283,249 shares issued and
  outstanding)                                         $770,019,817
-------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2002:
Common stock, par value $0.01 per share,
  50,000,000 authorized shares                         $732,845,533
Undistributed net investment income                       4,472,276
Accumulated net realized gain on
  investments                                             4,672,353
Net unrealized appreciation of
  investments                                            28,029,655
-------------------------------------------------------------------
TOTAL NET ASSETS                                       $770,019,817
-------------------------------------------------------------------

*   Step coupon bond. The interest rate shown is the step-up rate.

**   Non-income producing security. Security is currently in default.

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note #6 in Notes to Financial Statements.

++ Of this amount, $62,337,799 represents payable for securities purchased as of December 31, 2002.

+++ Non-incoming producing security for the year ended December 31, 2002.

GNMA -- Government National Mortgage Association.

TBA -- To Be Announced.

See accompanying notes to financial statements.

                                  Bond Fund  5

LINCOLN NATIONAL BOND FUND, INC.

STATEMENT OF OPERATIONS
Year ended December 31, 2002

INVESTMENT INCOME:
  Interest                                                    $36,439,603
-------------------------------------------------------------------------
  Dividends                                                       191,134
-------------------------------------------------------------------------
    TOTAL INVESTMENT INCOME                                    36,630,737
-------------------------------------------------------------------------
EXPENSES:
  Management fees                                               2,477,538
-------------------------------------------------------------------------
  Accounting and administration fees                              264,267
-------------------------------------------------------------------------
  Printing and postage                                            125,571
-------------------------------------------------------------------------
  Professional fees                                                45,564
-------------------------------------------------------------------------
  Custody fees                                                     39,622
-------------------------------------------------------------------------
  Directors' fees                                                   4,200
-------------------------------------------------------------------------
                                                                2,956,762
-------------------------------------------------------------------------
Less fees waived                                                 (118,112)
-------------------------------------------------------------------------
Less expenses paid indirectly                                     (20,210)
-------------------------------------------------------------------------
  TOTAL EXPENSES                                                2,818,440
-------------------------------------------------------------------------
NET INVESTMENT INCOME                                          33,812,297
-------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
-------------------------------------------------------------------------
  Net realized gain on investments                              6,477,827
-------------------------------------------------------------------------
  Net change in unrealized appreciation/ depreciation of
  investments                                                  23,248,468
-------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                29,726,295
-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $63,538,592
-------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                              Year ended        Year ended
                                                              12/31/2002        12/31/2001
                                                              ------------------------------
Changes from operations:
  Net investment income                                       $ 33,812,297      $ 27,426,359
--------------------------------------------------------------------------------------------
  Net realized gain on investments                               6,477,827        11,297,130
--------------------------------------------------------------------------------------------
  Net change in unrealized appreciation/depreciation of
  investments                                                   23,248,468        (1,048,881)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            63,538,592        37,674,608
--------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
  Net investment income                                        (34,032,478)      (25,427,596)
--------------------------------------------------------------------------------------------
  Net realized gain on investments                                 (48,256)               --
--------------------------------------------------------------------------------------------
    TOTAL DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS          (34,080,734)      (25,427,596)
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                                   183,668,343       207,459,800
--------------------------------------------------------------------------------------------
  TOTAL INCREASE IN NET ASSETS                                 213,126,201       219,706,812
--------------------------------------------------------------------------------------------
Net assets, beginning of period                                556,893,616       337,186,804
--------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                                     $770,019,817      $556,893,616
--------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                  Bond Fund  6

LINCOLN NATIONAL BOND FUND, INC.

FINANCIAL HIGHLIGHTS
(Selected data for each capital share outstanding throughout each period)

                                                         Year ended December 31,
                                           2002       2001(2)    2000       1999       1998
                                           ----------------------------------------------------
Net asset value, beginning of period       $ 12.382   $ 11.891   $ 11.436   $ 12.689   $ 12.861

Income (loss) from investment operations:
  Net investment income(1)                    0.675      0.747      0.787      0.772      0.662
  Net realized and unrealized gain (loss)
    on investments                            0.560      0.349      0.426     (1.180)     0.494
-----------------------------------------------------------------------------------------------
  Total from investment operations            1.235      1.096      1.213     (0.408)     1.156
-----------------------------------------------------------------------------------------------

Less dividends and distributions from:
  Net investment income                      (0.627)    (0.605)    (0.758)    (0.845)    (1.328)
  Net realized gain on investments           (0.001)        --         --         --         --
-----------------------------------------------------------------------------------------------
  Total dividends and distributions          (0.628)    (0.605)    (0.758)    (0.845)    (1.328)
-----------------------------------------------------------------------------------------------
  Net asset value, end of period           $ 12.989   $ 12.382   $ 11.891   $ 11.436   $ 12.689
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------

Total return(3)                               10.13%      9.18%     10.89%     (3.27%)     9.56%

Ratios and supplemental data:
  Net assets, end of period (000 omitted)  $770,020   $556,894   $337,187   $330,923   $363,808
  Ratio of expenses to average net assets      0.44%      0.53%      0.55%      0.53%      0.52%
  Ratio of expenses to average net assets
    prior to fees waived and expenses paid
    indirectly                                 0.46%      0.53%      0.55%      0.53%      0.52%
  Ratio of net investment income to
    average net assets                         5.29%      5.96%      6.55%      6.02%      5.90%
  Ratio of net investment income to
    average net assets prior to fees
    waived and expenses paid indirectly        5.27%      5.96%      6.55%      6.02%      5.90%
  Portfolio turnover                            612%       712%       167%        39%        51%

(1) The average share outstanding method has been applied for per share information for the years ended December 31, 2002, 2001 and 2000.

(2) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that require the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of this change for the year ended December 31, 2001 was a decrease in net investment income per share of $0.001, an increase in net realized and unrealized gain (loss) per share of $0.001, and a decrease in the ratio of net investment income to average net assets of 0.01%. Per share data and ratios for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission.

See accompanying notes to financial statements.

                                  Bond Fund  7

LINCOLN NATIONAL BOND FUND, INC.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
THE FUND: Lincoln National Bond Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with a prudent investment strategy.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

SECURITY VALUATION: U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors.

FEDERAL INCOME TAXES: The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Actual results could differ from those estimates.

OTHER: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions from net realized gains, if any, are declared and distributed annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended December 31, 2002, were approximately $20,210. The expense paid under the above arrangement is included under custodial fees on the Statement of Operations with the expense offset shown as "expenses paid indirectly".

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Effective May 1, 2002, Delaware Management Company (DMC) is responsible for the overall management of the Fund's investment portfolio and provides certain administrative services to the Fund. DMC is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment adviser. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, DMC receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to May 1, 2002, Delaware Lincoln Investment Advisers (DLIA), an affiliate of DMC, served as the investment manager to the Fund under identical terms.

During the year ended December 31, 2002, DMC and DLIA contractually waived a portion of their management fees in the amount of $118,112. Effective January 1, 2003, this waiver was discontinued in connection with stockholder approval of the amended Management Agreement as discussed below on December 9, 2002.

                                  Bond Fund  8

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, DMC has agreed to reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2002.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting services and other administration support to the Fund. For these services, the Fund pays DSC a monthly fee based on average daily net assets, subject to certain minimums.

At December 31, 2002, the Fund had payables to affiliates as follows:

Management Fees Payable to DMC                             $224,163
Accounting and Administration Fees Payable to DSC            50,256

On December 9, 2002, stockholders of the Fund approved an amended Management Agreement between the Fund and DMC that is effective January 1, 2003. The Fund will incur additional fees and expenses under the new agreement because certain expenses relating to the administration of the Fund's affairs and the maintenance of the Fund's books and records will be paid by the Fund rather than the investment adviser.

In connection with the amended Management Agreement, the Board of Directors of the Fund approved an Administration Agreement with Lincoln National Life Insurance Company (Lincoln Life), an affiliate of DMC, dated January 1, 2003. Pursuant to the Administration Agreement, Lincoln Life will provide various administrative services necessary for the operation of the Fund. For these services, the Fund will pay Lincoln Life an annual fee of $15,000 plus the cost of certain support services, such as legal and corporate secretary services.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

3. INVESTMENTS

For the year ended December 31, 2002, the Fund made purchases of $2,093,286,271 and sales of $2,024,102,527 of investment securities other than U.S. government securities and short-term investments. At December 31, 2002, the cost of investments for federal income tax purposes was $783,279,889. At December 31, 2002, net unrealized appreciation was $25,509,340, of which $29,647,249 related to unrealized appreciation of investments and $4,137,909 related to unrealized depreciation of investments.

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the years ended December 31, 2002 and 2001 were as follows:

                                Year ended       Year ended
                                12/31/02         12/31/01
                                ----------------------------
Ordinary income                 $34,080,734      $25,427,596

As of December 31, 2002, the components of net assets on a tax basis were as follows:

Shares of beneficial interest   $732,845,533
Undistributed ordinary income     10,518,634
Undistributed long-term capital
  gain                             1,495,447
Post-October losses                 (349,137)
Unrealized appreciation of
  investments                     25,509,340
                                ------------
Net assets                      $770,019,817
                                ============

                                  Bond Fund  9

Post-October losses represent losses realized on investment transactions from November 1, 2002 through December 31, 2002, that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                            Shares Issued Upon
                                                            Reinvestment of
                                Capital Shares              Dividends and             Capital Shares
                                Sold                        Distributions             Redeemed
                                --------------------------------------------------------------------------------
                                Shares       Amount         Shares      Amount        Shares       Amount
                                --------------------------------------------------------------------------------
Year ended December 31, 2002:   20,132,533   $257,644,450   2,683,830   $34,080,734   (8,509,595)  $(108,056,841)
Year ended December 31, 2001:   20,410,119   $253,966,928   2,026,602   $25,427,596   (5,816,176)  $ (71,934,724)


                                 Net Increase Resulting
                                 From Capital Share
                                 Transactions
                                 -------------------------
                                 Shares       Amount
                                 -------------------------
Year ended December 31, 2002:    14,306,768   $183,668,343
Year ended December 31, 2001:    16,620,545   $207,459,800

The Board of Directors plans to increase the Fund's authorized shares to 100 million at its February, 2003 meeting. This action and subsequent state filing will cure an over-issuance of shares, which is permitted by state law.

6. CREDIT AND MARKET RISKS

The Fund may invest in high-yield fixed-income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody's. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

7. LINE OF CREDIT

The Fund, along with certain other Lincoln National Mutual Funds (the "Participants"), participates in a $50,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the agreement. Effective January 1, 2003, the Fund may borrow up to 33 1/3% of its total assets (including the amount borrowed). The Fund had no amount outstanding at December 31, 2002, or at any time during the year.

8. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2002, the Fund designates distributions paid during the year as follows:

                               (A)             (B)
                               Long-Term       Ordinary        Total
                               Capital Gains   Income          Distributions
                               Distributions   Distributions   (Tax Basis)
                               ---------------------------------------------
                                     --            100%           100%

Items (A) and (B) are based on a percentage of the Fund's total distributions.

                                 Bond Fund  10

9. PROXY RESULTS (UNAUDITED)

Lincoln National Bond Fund, Inc., shareholders voted on the following proposals at the special meeting of shareholders on December 9, 2002, or as adjourned. The resulting votes are presented below.

                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Withheld   Abstained
                                                                        ---------------------------------------------------------
1.   To elect five Directors of the Fund to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal.
                John B. Borsch, Jr.                                     53,546,746    51,330,642   91.27%     4.59%       0.00%
                Kelly D Clevenger                                       53,546,746    51,330,642   91.53%     4.33%       0.00%
                Nancy L. Frisby                                         53,546,746    51,330,642   91.94%     3.92%       0.00%
                Barbara S. Kowalczyk                                    53,546,746    51,330,642   91.50%     4.36%       0.00%
                Kenneth G. Stella                                       53,546,746    51,330,642   91.74%     4.12%       0.00%
                                                                        Outstanding   Total        Percent   Percent    Percent
                                                                        Shares        Voted        For       Against    Abstained
                                                                        ---------------------------------------------------------
2.   To approve a reorganization to change Fund from a Maryland
     corporation to a series of a Delaware business trust.              53,546,746    51,330,642   83.71%     8.37%       3.78%
3.   To approve a proposal that would permit the Fund to enter into or
     materially change sub-advisory agreements with sub-advisers        53,546,746    51,330,642   77.87%    14.21%       3.78%
     without obtaining stockholder approval.
4.   To approve a new investment management agreement between the Fund and their current investment adviser, Delaware Management
     Company, a series of Delaware Management Business Trust.           53,546,746    51,330,642   83.00%     8.76%       4.10%
5.   To approve the amendment of certain Fundamental Investment
     Restrictions.
     5A)  Amendment to Fundamental Restrictions on Concentration of
          Investments in the Same Industry.                             53,546,746    51,330,642   81.97%     9.04%       4.85%
     5B)  Amendment to Fundamental Restrictions on Borrowing Money and
          Issuing Senior Securities                                     53,546,746    51,330,642   81.43%     9.49%       4.94%
     5C)  Amendment to Fundamental Restrictions on Underwriting.        53,546,746    51,330,642   81.61%     9.37%       4.88%
     5D)  Amendment to Fundamental Restrictions on Investments in Real
          Estate.                                                       53,546,746    51,330,642   82.11%     8.89%       4.86%
     5E)  Amendment to Fundamental Restrictions on Investments in
          Commodities or Commodity Issues.                              53,546,746    51,330,642   81.43%     9.56%       4.87%
     5F)  Amendment to Fundamental Restrictions on Lending.             53,546,746    51,330,642   81.22%     9.57%       5.07%
     5G)  Amendment to Fundamental Restrictions on Diversification.     53,546,746    51,330,642   81.92%     9.13%       4.81%
6.   To approve the elimination of certain Fundamental Investment
     Restrictions.
     6A)  Elimination of Fundamental Restrictions on Investments in
          Other Investment Companies.                                   53,546,746    51,330,642   79.44%    11.59%       4.83%
     6B)  Elimination of Fundamental Restrictions on Selling
          Securities Short.                                             53,546,746    51,330,642   78.92%    12.09%       4.85%
     6C)  Elimination of Fundamental Restrictions on Margin
          Transactions.                                                 53,546,746    51,330,642   78.27%    12.46%       5.13%
     6D)  Elimination of Fundamental Restrictions on Pledging Fund
          Assets.                                                       53,546,746    51,330,642   77.99%    12.59%       5.28%
     6E)  Elimination of Fundamental Restrictions on Illiquid and
          Restricted Securities.                                        53,546,746    51,330,642   78.22%    12.70%       4.94%
     6F)  Elimination of Fundamental Restrictions on Purchase of Put
          and Call Options.                                             53,546,746    51,330,642   79.03%    11.96%       4.87%
     6G)  Elimination of Fundamental Restrictions on Investments in
          Companies for the Purpose of Acquiring Control.               53,546,746    51,330,642   79.30%    11.64%       4.92%

                                 Bond Fund  11

LINCOLN NATIONAL BOND FUND, INC.
REPORT OF INDEPENDENT AUDITORS
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL BOND FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Bond Fund, Inc. (the "Fund") as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Bond Fund, Inc. at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                             [ERNST & YOUNG LLP]

Philadelphia, Pennsylvania
February 7, 2003

                                 Bond Fund  12

OFFICER/DIRECTOR INFORMATION

Name, address and            Position(s) held     Term of office     Principal occupation(s)    Number of
date of birth                with the funds       and length of      during the past            funds in
                                                  time served        five years                 fund complex
                                                                                                overseen by
                                                                                                Director
------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)        Chairman, President  Chairman since     Vice President, The           12
1300 S. Clinton Street       and Director         August 1995;       Lincoln National Life
Fort Wayne, IN 46802                              President and      Insurance Company. Vice
DOB: 07/25/52                                     Director since     President, Lincoln
                                                  November 1994      Retirement Services
                                                                     Company, LLC; Second Vice
                                                                     President, Lincoln Life &
                                                                     Annuity Company of New
                                                                     York

Barbara S. Kowalczyk         Director             Director since     Senior Vice President,        12
Centre Square, West Tower                         November 1993      Corporate Planning and
1500 Market St.,                                                     Development, Lincoln
Suite 3900                                                           National Corporation
Philadelphia, PA 19102                                               (insurance holding
DOB: 04/07/51                                                        company); Senior Vice
                                                                     President, Lincoln
                                                                     National Management
                                                                     Corporation

John B. Borsch, Jr.          Director             Director since     Retired; formerly             12
1300 S. Clinton Street                            December 1981      Associate Vice President,
Fort Wayne, IN 46802                                                 Investments, Northwestern
DOB: 06/09/33                                                        University

Nancy L. Frisby              Director             Director since     Vice President and Chief      12
1300 S. Clinton Street                            April 1992         Financial Officer, DeSoto
Fort Wayne, IN 46802                                                 Memorial Hospital;
DOB: 11/10/41                                                        formerly Chief Financial
                                                                     Officer, Bascom Palmer
                                                                     Eye Institute, University
                                                                     of Miami School of
                                                                     Medicine; formerly Vice
                                                                     President and Chief
                                                                     Financial Officer, St.
                                                                     Joseph Medical Center,
                                                                     Inc.

Kenneth G. Stella            Director             Director since     President, Indiana            12
1300 S. Clinton Street                            February 1998      Hospital & Health
Fort Wayne, IN 46802                                                 Association
DOB: 08/20/43

Frederick J. Crawford(1)     Vice President and   Vice President     Vice President and            N/A
Centre Square, West Tower,   Treasurer            and Treasurer      Treasurer, Lincoln
1500 Market Street,                               since January      National Corporation;
Suite 3900                                        2001               formerly President and
Philadelphia, PA 19102                                               Market Manager, Greater
DOB: 08/03/63                                                        Cincinnati Region, Bank
                                                                     One, N.A.

Cynthia A. Rose(1)           Secretary            Secretary since    Secretary and Assistant       N/A
1300 S. Clinton Street                            February 1995      Vice President, The
Fort Wayne, IN 46802                                                 Lincoln National Life
DOB: 04/24/54                                                        Insurance Company;
                                                                     formerly Assistant
                                                                     Secretary, Lincoln
                                                                     National Corporation

William P. Flory, Jr.(1)     Assistant Vice       Chief Accounting   Assistant Vice President,     N/A
1300 S. Clinton Street       President and Chief  Officer since May  The Lincoln National Life
Fort Wayne, IN 46802         Accounting Officer   2002               Insurance Company;
DOB: 09/02/61                                                        formerly Vice President,
                                                                     MetLife Investors;
                                                                     formerly Assistant Vice
                                                                     President, MetLife
                                                                     Investors; formerly
                                                                     Accounting Manager,
                                                                     Transamerica Life
                                                                     Companies

Steven M. Kluever(1)         Second Vice          Second Vice        Second Vice President,        N/A
1300 S. Clinton Street       President            President since    The Lincoln National Life
Fort Wayne, IN 46802                              August 1999;       Insurance Company; Second
DOB: 08/04/62                                     Assistant Vice     Vice President, Lincoln
                                                  President since    Life & Annuity Company of
                                                  August 1997        New York

Name, address and            Other directorships
date of birth                held by Director

---------------------------  -------------------------
Kelly D. Clevenger(1)        Lincoln Retirement
1300 S. Clinton Street       Services Company, LLC
Fort Wayne, IN 46802
DOB: 07/25/52
Barbara S. Kowalczyk         Lincoln National
Centre Square, West Tower    Management Corporation;
1500 Market St.,             The Lincoln National Life
Suite 3900                   Insurance Company;
Philadelphia, PA 19102       Lincoln Financial Group
DOB: 04/07/51                Foundation, Inc.; Lincoln
                             Life & Annuity Company of
                             New York; Lincoln
                             National (UK) PLC
                             (financial services
                             company)
John B. Borsch, Jr.          N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 06/09/33
Nancy L. Frisby              N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 11/10/41
Kenneth G. Stella            First National Bank &
1300 S. Clinton Street       Trust
Fort Wayne, IN 46802
DOB: 08/20/43
Frederick J. Crawford(1)     N/A
Centre Square, West Tower,
1500 Market Street,
Suite 3900
Philadelphia, PA 19102
DOB: 08/03/63
Cynthia A. Rose(1)           N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 04/24/54
William P. Flory, Jr.(1)     N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 09/02/61
Steven M. Kluever(1)         N/A
1300 S. Clinton Street
Fort Wayne, IN 46802
DOB: 08/04/62

------------------------
Additional information on the officers and directors can be found in the Statement of Additional Information ("SAI") to the Fund's prospectus. To obtain a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI is also available on the SEC's web site (http://www.sec.gov).

(1) All of the executive officers are "interested persons" of the Fund, as that term is defined by Section 2(a)(19) of the 1940 Act, by reason of their being officers of the Fund.

(2) The officers and directors are re-elected annually. The officers and directors hold their position with the Fund until retirement or resignation. The Bylaws of the Funds do not specify a term of office.

                                 Bond Fund  13

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LINCOLN NATIONAL BOND FUND, INC. (Registrant)

By       /s/ Kelly D. Clevenger
    -------------------------------------------------------------
         Kelly D. Clevenger
         President
         (Signature and Title)

Date     March 7, 2003
     ----------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By       /s/ Kelly D. Clevenger
    --------------------------------
         Kelly D. Clevenger
         Chairman, President and Director
         (Signature and Title)

Date     March 7, 2003
     ----------------------



By       /s/ William P. Flory, Jr.
   ---------------------------------
         William P. Flory, Jr.
         Assistant Vice President and Chief Accounting Officer
         (Signature and Title)

Date     March 7, 2003
     -------------------------------